Purchase Price for Acquisition Allocated to Fair Values of Net Tangible and Intangible Assets Acquired (Detail) - USD ($) $ in Thousands		Jul. 01, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jan. 23, 2014	Jul. 01, 2013	Mar. 07, 2013
Business Acquisition [Line Items]
Goodwill		$ 1,019,186	$ 1,018,104		$ 1,023,890
Zimmer Biomet Holdings Inc
Business Acquisition [Line Items]
Inventory				$ 2,477
Other non-current assets				0
Goodwill	[1]			1,823
Total purchase price				24,000
Speetec
Business Acquisition [Line Items]
Cash						$ 489
Accounts receivable						608
Inventory						2,766
Other current assets						154
Property and equipment						379
Other non-current assets						0
Liabilities assumed						(1,642)
Deferred tax liabilities						(1,003)
Goodwill	[1]					2,383
Total purchase price						7,884
Blue Leaf
Business Acquisition [Line Items]
Inventory							$ 59
Other non-current assets							0
Goodwill	[1]						322
Total purchase price							582
Vasyli
Business Acquisition [Line Items]
Inventory								$ 542
Other current assets								31
Property and equipment								12
Other non-current assets								0
Goodwill	[1]							363
Total purchase price								2,186
Customer Relationships | Zimmer Biomet Holdings Inc
Business Acquisition [Line Items]
Identifiable intangible assets	[2]			1,800
Customer Relationships | Speetec
Business Acquisition [Line Items]
Identifiable intangible assets	[2]					2,861
Customer Relationships | Blue Leaf
Business Acquisition [Line Items]
Identifiable intangible assets	[2]						90
Customer Relationships | Vasyli
Business Acquisition [Line Items]
Identifiable intangible assets	[2]							308
Technology Based Intangible Assets | Zimmer Biomet Holdings Inc
Business Acquisition [Line Items]
Identifiable intangible assets	[2]			15,000
Non-compete | Speetec
Business Acquisition [Line Items]
Identifiable intangible assets	[2]					569
Non-compete | Blue Leaf
Business Acquisition [Line Items]
Identifiable intangible assets	[2]						$ 111
Non-compete | Vasyli
Business Acquisition [Line Items]
Identifiable intangible assets	[2]							$ 930
Trademarks and Trade Names | Zimmer Biomet Holdings Inc
Business Acquisition [Line Items]
Identifiable intangible assets	[2]			$ 2,900
Trademarks and Trade Names | Speetec
Business Acquisition [Line Items]
Identifiable intangible assets	[2]					$ 320

[1]	Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. Among the factors which resulted in the recognition of goodwill for the Speetec acquisition was the opportunity to expand our direct presences in the German market with our surgical products. Among the factors which resulted in goodwill for the acquisition was the opportunity to increase our revenue and expand our presence in the surgical implant market through the use of the acquired technology and customer relationships. Among the factors which resulted in the recognition of goodwill for the Blue Leaf and Vasyli assets was the opportunity to expand our direct presence in the local markets with our vascular products.
[2]	The fair value of customer relationships was assigned to relationships with major customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges. The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired. The fair value of non-compete agreements relate to non-compete agreements entered into with certain members of senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place. The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired. The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.